Share-Based Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Compensation Plan [Abstract]
Schedule of grant for Each Option Using the Black- Scholes Option

The fair value of each share option award was estimated at the time of grant for each option using the Black-Scholes option pricing model. The Company did not grant any options during the year ended December 31, 2024. The key assumptions used for options granted during the years ended December 31, 2023 and 2022, were as follows:

	2023	2022
Exercise price	R$2.32	R$2.32
Fair value of common share	R$2.70 - R$3.26	R$2.70 - R$3.26
Volatility	54.9% - 58.4%	54.9% - 58.4%
Risk-free interest rate	10.63% - 12.52%	10.63% - 12.52%
Dividend yield	0%	0%
Expected option life	5 - 7 years	5 - 7 years

Schedule of Number and Weighted Average Exercise Price of Share Options

The number and weighted average exercise price of share options were as follows:

	2024		2023		2022
	Weighted Average Exercise Price (R$)	Number of Options	Weighted Average Exercise Price (R$)	Number of Options	Weighted Average Exercise Price (R$)	Number of Options
Outstanding at January 1	2.32	1,949,796	1.91	13,401,980	1.07	14,114,763
Granted	2.32	-	2.32	-	2.32	10,401,980
Forfeited/canceled	2.32	(529,136)	2.32	-	1.22	(11,114,763)
Exercised	2.32	(627)
Conversion of stock option subject to conversion ratio(i)	-	-		1,949,796
Outstanding at December 31	2.32	1,420,034	2.32	1,949,796	1.91	13,401,980
Exercisable at the end of the year	2.32	1,365,781	2.32	1,631,370	0.50	2,250,000